Semi Annual Report
Thornburg Limited Term Municipal Fund California Portfolio
December 31, 1998

Fund facts. . . as of 12/31/98
                          Thornburg           Thornburg            Thornburg
                        Limited Term        Limited Term         Limited Term
                      Municipal Fund CA   Municipal Fund CA    Municipal Fund CA
                         A Shares              C Share             I Shares
SEC Yield                 3.06%                 2.72%                3.49%
Taxable Equiv. Yields     5.59%                 4.97%                6.37%
NAV                     $13.00                $13.01                $13.00
Max. Offering Price     $13.33                $13.01                $13.00



Total returns. . . as of 12/31/98
    (Annual Average - After Subtracting Maximum Sales Charge)

One Year                  2.35%                 4.46%                 5.25%
Three Year                4.15%                 4.62%                  N/A
Five Year                 4.05%                  N/A                   N/A
Ten Year                  5.76%                  N/A                   N/A
Since  Inception          5.81%                 4.92%                 6.37%
Inception Date          (2/19/87)             (9/1/94)              (4/1/97)


Taxable equivalent yields assume a 39.6% marginal federal tax rate, and an 9.30% state of California marginal tax rate. Portions of the income of the fund may be subject to the alternative minimum tax. The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Fund's Class A Shares is 2.50%. The data quoted represent past performance and may not be construed as a guarantee of future results. Dear Shareholder, I am pleased to present the Semiannual Report for the California Portfolio of Thornburg Limited Term Municipal Fund for the period ending December 31, 1998. The net asset value of the A shares increased 10 cents per share to $13.00 during the period. If you were with us for the entire period, you received dividends of 26.7 cents per share. If you reinvested your dividends, you received 26.9 cents per share. Investors who owned C Shares received dividends of 24.1 and 24.2 cents per share, respectively. Your Limited Term California Fund portfolio currently holds over 570 municipal obligations from 49 states and 3 U.S. Territories. Approximately 90% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturities of the bonds in your portfolio so that some bonds are scheduled to mature at par during each of the coming years. Today, your fund's weighted average maturity is approximately 4.6 years, and we always keep it below 5 years. Percentages of the portfolio maturing in the coming years are summarized below:










Over the last 6 months your average portfolio maturity has decreased slightly. The passage of time shortened the maturities of the bonds we owned at the beginning of the period. We directed portfolio cash flow and new money primarily into the middle maturity range of your bond ladder, taking advantage of the plentiful supply and good selection of new municipal bonds that came to market in California last year. Today, we are managing the portfolio to keep the average maturity approximately where it is. The supply of new municipals in the first 2 months of 1999 has been very low, but we believe this will change very soon. Voters approved a record number of bond issues in November, 1998, and budget cutting appears to have gone out of fashion at every level of government. We currently intend to keep your average portfolio maturity where it is if interest rates remain stable. If bond yields increase, we will likely extend the average portfolio maturity. This would permit us to increase our dividend yields if higher yields are available. You may or may not be aware of how the Alternative Minimum Tax (AMT) affects certain taxpayers who may receive significant proportions of their overall income from sources other than ordinary wages. The AMT assures that all taxpayers pay at least a minimum rate, regardless of exemptions, tax-credits, or the character of certain income components. The interest paid on certain so-called "private-purpose" municipal bonds is subject to the AMT, and this has been the case since 1986. Your Thornburg Limited Term California portfolio includes about 7% of its holdings in municipal bonds which are subject to the AMT. We would like to quickly be able to take your portfolio to 0% AMT bonds if it appears to be important to a significant percentage of our shareholders. In the past, investors seem to have drawn no distinction between municiapl bond funds (like your Thornburg Limited Term Municipal Fund) that own a small percentage of AMT bonds, and those that are full of them. We believe this will soon change. In the next few years the AMT will catch ever increasing numbers of taxpayers who qualify for tax breaks or derive income from capital gains, employee benefits or other "non-ordinary" sources. The tables below illustrate how application of present tax law can be expected to increase the number of taxpayers subject to the AMT in 2008 verses 1998.

 Summary: Current and Projected Impact of AMT on Various Income Groups
                                     1998                         2008
                           AMT Payers as a % of All     AMT Payers as a % of All
                            Taxpayers in Category        Taxpayers in Category

 Income Category
 $30,000 to less than $40,000        0.1%                         0.9%
 $40,000 to less than $50,000        0.1%                         1.8%
 $50,000 to less than $75,000        0.3%                         5.8%
 $75,000 to less than $100,000       1.0%                        19.7%
 $100,000 to less than $200,000      3.2%                        26.6%
 $200,000 and over                  17.9%                        42.7%
 (Source:  Joint Tax Committee U.S. Congress, Merrill Lynch)

If present tax laws are not changed, the AMT status of their municipal bond holdings will become a matter of greater importance to a significant percentage of upper and middle income taxpayers between now and 2008. The table above clearly shows that. Unless the tax provisions governing AMT change, we will probably reduce our already small percentage holding of municipal bonds which are subject to the AMT on individuals. Stay tuned for further developments. Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity bonds has allowed your fund to consistently perform well in varying interest rate environments. Your fund has earned Morningstar's 4 star overall rating* for risk adjusted performance. In addition, your fund recently received a Performance Achievement Certificate from Lipper** for having the number 1 ranked performance among 6 short-intermediate municipal debt funds for the 5 year period ending December 31, 1998. I would like to attribute this to capable execution of a sensible investment strategy over time. Thank you for investing in the California Portfolio of Thornburg Limited Term Municipal Fund. Sincerely,

      Brian J.  McMahon             George  Strickland
      Portfolio  Manager            Co-Portfolio  Manager

*Morningstar proprietary rating reflects historical risk adjusted performances as of 12/31/98. Ratings are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar overall ratings are calculated from the funds' three-, five-, and ten year average annual returns and a risk factor that reflects fund performance relative to three month Treasury bill returns. 10% of the funds in an investment category receive five stars and 22.5% receive four stars. LTCAX is ranked 4 stars for the 3-year period, 4 stars for the 5-year period, and 4 stars for the 10-year period ending 12/31/98. At 12/31/98, there were 1577 bond funds with 3-year ratings, 1040 with 5-year ratings, and 370 with 10-year ratings in Morningstar's Municipal Bond category. Ratings are for Class A shares only.

**Lipper Analytical Services, Inc., a division of Reuters, collects mutual fund data from investment advisors and provides rankings of mutual funds.

Past performance cannot guarantee future results.


             % of portfolio                       Cumulative %
            maturing within                   maturing by end of
             1 years = 10%                       year 1 = 10%
        1 to 2 years = 16%                       year 2 = 26%
        2 to 3 years = 10%                       year 3 = 36%
        3 to 4 years = 16%                       year 4 = 52%
        4 to 5 years = 11%                       year 5 = 63%
        5 to 6 years = 7%                        year 6 = 70%
        6 to 7 years = 7%                        year 7 = 77%
        7 to 8 years = 7%                        year 8 = 84%
        8 to 9 years = 9%                        year 9 = 93%
       9 to 10 years = 6%                       year 10 = 99%



ASSETS
Investments at value (cost $128,934,352)                        $ 134,803,005
Cash                                                                  128,302
Receivable for fund shares sold                                     1,041,734
Interest receivable                                                 2,130,269
Prepaid expenses and other assets                                       4,428
Total Assets                                                      138,107,738

LIABILITIES

Payable for investments purchased                                   1,001,574
Payable for fund shares redeemed                                      594,229
Accounts payable investment advisor (Note 4)                           68,288
Accounts payable and accrued expenses                                 159,727
Dividends Payable                                                     457,881
Total Liabilities                                                   2,281,699

NET ASSETS                                                      $ 135,826,039

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share ($116,395,106 applicable to 8,955,930 shares of beneficial interest
outstanding - Note 5)                                           $       13.00

Maximum sales charge, 2.50 % of offering
price (2.57% of net asset value per share)                               0.33
Maximum Offering Price Per Share                                $       13.33

Class C Shares:
Net asset value and offering price per share * ($8,155,909
applicable to 626,935 shares of beneficial interest
outstanding - Note 5)                                           $       13.01

Class I Shares:
Net asset value, offering and redemption price per share
($11,275,024 applicable to 867,397 shares of beneficial
interest outstanding - Note 5)                                  $       13.00

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to unaudited financial statements.

INVESTMENT INCOME:
Interest income (net of premium amortized of $325,139 )   $ 3,501,936

EXPENSES:
Investment advisory fees (Note 4)                             345,133
Administration fees (Note 4)
Class A Shares                                                 75,597
Class C Shares                                                  5,023
Class I Shares                                                  2,265
Distribution and service fees (Note 4)
Class A Shares                                                151,195
Class C Shares                                                 39,860
Transfer agent fees                                            38,206
Custodian fees                                                 44,068
Registration and filing fees                                    2,511
Professional fees                                               9,200
Accounting fees                                                 7,327
Director fees                                                   2,484
Other expenses                                                  7,742

Total Expenses                                                730,611

Less:
Expenses reimbursed by investment advisor (Note 4)            (29,012)
Distribution and service fees waived (Note 4)                 (14,744)

Net Expenses                                                  686,855

Net Investment Income                                       2,815,081

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (Note 6)
Net realized gain on investments sold                          14,511
Increase in unrealized appreciation of investments          1,010,410

Net Realized and Unrealized Gain (Loss)
on Investments                                              1,024,921

Net Increase in Net Assets Resulting from Operations      $ 3,840,002

See notes to unaudited financial statements.
                                               Six Months Ended    Year Ended
                                               December 31, 1998  June 30, 1998
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                               $ 2,815,081    $ 5,523,039
Net realized gain on investments sold                    14,511         29,681
Increase in unrealized appreciation of investment     1,010,410      1,431,181

Net Increase in Assets Resulting from Operations      3,840,002      6,983,901

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares                                       (2,467,204)    (4,926,639)
Class C Shares                                         (147,613)      (281,691)
Class I Shares                                         (200,264)      (314,709)

FUND SHARE TRANSACTIONS (Note 5):
Class A Shares                                       (6,736,987)    26,770,636
Class C Shares                                          252,559      1,821,049
Class I Shares                                        2,927,572      4,220,631

Net Increase (Decrease) in Net Assets                (2,531,935)    34,273,178

NET ASSETS:
Beginning of period                                 138,357,974    104,084,796

            End of period                       $   135,826,039  $ 138,357,974

See notes to unaudited financial statements.

Note 1 - Organization
Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio and California Portfolio (the "Portfolio"). The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from federal income tax as is consistent with preservation of capital. In addition, the California Portfolio will invest primarily in Municipal Obligations originating in California with the object of obtaining exemption of interest dividends from any income taxes imposed by California on individuals. The Portfolio currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Portfolio represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and
(iv) the respective classes have different reinvestment privileges. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Portfolio are limited to distribution fees, administrative fees, and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining the net asset value of the Portfolio, the Fund utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required. Dividends paid by the Portfolio for the six months ended December 31, 1998 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the Portfolio, on a when-issued basis, the Portfolio will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually. General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Merger of MacKenzie National Municipal Fund
On September 4, 1997, the Fund acquired all of the net assets of the Mackenzie California Municipal Fund ("MacKenzie") pursuant to a plan of reorganization approved by Mackenzie's shareholders. The merger was accomplished by a tax free exchange of Class A shares of the Portfolio (valued at $24,725,383) for the net assets of MacKenzie which aggregrated $24,725,383, including $1,214,035 of unrealized appreciation. The combined net assets of the Portfolio immediately after merger were $134,431,534.

Note 4 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ended December 31, 1998, these fees were payable at annual rates ranging from 1/2 of 1% to 9/40 of 1% of the average daily net assets of the Portfolio. The Fund also has entered into an Administrative Services agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Portfolio's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended December 31, 1998, the Adviser voluntarily reimbursed certain operating expenses amounting to $29,012. The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the six months ended December 31, 1998, the Distributor earned commissions aggregating $8,517 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $179 from redemptions of Class C shares of the Portfolio. Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Portfolio for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares. The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class C shares, under which the Fund can compensate the Distributor for services in promoting the sale of Class C shares of the Portfolio at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans and Class C distribution fees waived by the Distributor for the six months ended December 31, 1998 are set forth in the statement of operations. Certain officers and directors of the Fund are also officers and /or directors of the Adviser and the Distributor. The compensation of unaffiliated directors is borne by the Fund.

Note  5 - Shares of Beneficial Interest
At December 31, 1998, there were an unlimited number of shares of beneficial interest authorized and capital paid-in aggregated $130,766,307. Transactions in shares of beneficial interest were as follows:

                                  Six Months Ended            Year Ended
                                  December 31, 1998          June 30, 1998

Class A Shares                    Shares       Amount       Shares       Amount
Shares sold                      609,927 $  7,907,064    1,321,780 $ 17,129,362
Shares issued to shareholders in
  reinvestment of distributions  155,195    2,014,738      249,838    3,217,407
Shares issued in merger                0            0    1,933,181   24,725,383
Shares repurchased            (1,286,774) (16,658,789)  (1,421,995) (18,301,516)

Net Increase (Decrease)         (521,652) $(6,736,987)   2,082,804 $ 26,770,636

Class C Shares
Shares sold                       73,090    $ 951,845      255,731  $ 3,228,901
Shares issued to shareholders in
  reinvestment of distributions    9,885      128,452       16,952      218,500

Net Increase                      19,369    $ 252,559      146,505  $ 1,821,049

Class I Shares
Shares sold                      298,772  $ 3,880,437      358,013  $ 4,536,004
Shares issued to shareholders in
  reinvestment of distributions   17,185      223,177       22,572      302,376
Shares repurchased               (90,815)  (1,176.042)     (48,092)    (617,749)

Net Increase                     225,142  $ 2,927,572      332,493  $ 4,220,631

Note 6 - Securities Transactions
For the six months ended December 31, 1998, the Portfolio had purchase and sale transactions (excluding short-term securities) of $12,855,640 and $15,258,800, respectively. The cost of investments is the same for financial reporting and Federal income tax purposes. At December 31, 1998, the net unrealized appreciation was $5,868,653, resulting from gross unrealized appreciation of $5,875,459 and $6,806 gross unrealized depreciation. Accumulated net realized losses from security transactions included in net assets at December 31, 1998 aggregated $808,921. For Federal income tax purposes, the Portfolio has realized capital loss carryforwards of $811,688 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: June 30, 1999 - $14,395, June 30, 2000 - $410, June 30, 2002 -
$315,597, and June 30, 2003 - $481,286.


                                                 Per share operating performance
                                   (for a share outstanding throughout the year)

                                    Six Months Ended          Year Ended June 30,
                                  December 31,1998    1998      1997      1996      1995
CLASS A SHARES:

Net asset value, beginning of period    $ 12.90    $ 12.75   $ 12.64   $ 12.61   $ 12.57

Income from investment operations:
    Net investment income                  0.27       0.55      0.57      0.58      0.58
    Net realized and unrealized
     gain (loss) on investments            0.10       0.15      0.11      0.03      0.04

Total from investment operations           0.37       0.70      0.68      0.61      0.62
Less dividends from:
    Net investment income                 (0.27)     (0.55)    (0.57)    (0.58)    (0.58)

Change in net asset value                  0.10       0.15      0.11      0.03      0.04

Net asset value, end of period         $  13.00   $  12.90  $  12.75  $  12.64  $  12.61

TOTAL RETURN (a)                           4.97%      5.57%     5.47%     4.94%     5.12%

RATIOS/SUPPLEMENTAL DATA
Ratios to average net asset:
  Net investment income                    4.08%      4.25%     4.47%     4.59%     4.69%
  Expenses, after expense reductions       0.99%(b)   1.00%     1.00%     1.00%     1.00%
  Expenses, before expense reductions      1.02%(b)   1.04%     1.03%     1.05%     1.04%

Portfolio turnover rate                    9.52%     21.21%    20.44%    22.68%    18.54%

Net assets at end of period (000)     $ 116,395  $ 122,231  $ 94,253  $ 94,379  $ 98,841

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b)  Annualized


                                                 Per share operating performance
                                   (for a share outstanding throughout the year)

                                  Six Months Ended          Year Ended June 30,
                                  December 31,1998   1998      1997      1996      1995

CLASS C SHARES:

Net asset value, beginning of period    $ 12.91   $ 12.76   $ 12.65   $ 12.62   $ 12.55

Income from investment operations:
   Net investment income                   0.24      0.50      0.52      0.53      0.42
   Net realized and unrealized
   gain (loss) on investments              0.10      0.15      0.11      0.03      0.07

Total from investment operations           0.34      0.65      0.63      0.56      0.49
Less dividends from:
   Net investment income                  (0.24)    (0.50)    (0.52)    (0.53)    (0.42)

Change in net asset value                  0.10      0.15      0.11      0.03      0.07

Net asset value, end of period          $ 13.01   $ 12.91   $ 12.76   $ 12.65   $ 12.62

TOTAL RETURN (b)                           4.46%     5.14%     5.06%     4.46%     3.98%

RATIOS/SUPPLEMENTAL DATA
Ratios to average net asset:
   Net investment income                   3.67%(c)  3.85%     4.06%     4.16%     4.07%(c)
   Expenses, after expense reductions      1.40%(c)  1.40%     1.40%     1.43%     1.63%(c)
   Expenses, before expense reductions     1.92%(c)  1.97%     2.15%     2.92%     3.21%(c)

Portfolio turnover rate                    9.52%    21.21%    20.44%    22.68%    18.54%

Net assets at end of period (000)       $ 8,156   $ 7,843   $ 5,882   $ 2,444    $  790

(a) Commencement of sales of Class C shares.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.

                                                 Per share operating performance
                                   (for a share outstanding throughout the year)


                                                                   Period from
                                 Six Months Ended   Year Ended  April 1, 1997(a)
                                 December 31, 1998     1998       June 30, 1997
CLASS I SHARES:

Net asset value, beginning of period   $ 12.90        $ 12.75        $ 12.64

Income from investment operations:
  Net investment income                   0.29           0.59           0.15
  Net realized and unrealized
  gain (loss) on investments              0.10           0.15           0.11

Total from investment operations           .39           0.74           0.26
Less dividends from:
  Net investment income                  (0.29)         (0.59)         (0.15)

Change in net asset value                 0.10           0.15           0.11

Net asset value, end of period         $ 13.00        $ 12.90        $ 12.75

TOTAL RETURN (b)                          5.25%          5.93%          2.07%

RATIOS/SUPPLEMENTAL DATA
Ratios to average net asset:
  Net investment income                   4.42%          4.60%          4.77%(c)
  Expenses, after expense reductions      0.65%          0.65%          0.63%(c)
  Expenses, before expense reductions     0.81%          0.92%          1.32%(c)

Portfolio turnover rate                   9.52%         21.21%         20.44%

Net assets at end of period (000)     $ 11,275        $ 8,284        $ 3,949

(a) Commencement of sales of class I shares
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year
(c) Annualized.


Schedule of Investments
Thornburg Limited Term Municipal - California Portfolio
December 31, 1998 CUSIPS:  Class A - 532-723-202, Class C - 532-723-707, Class I - 532-723-889
NASDAQ Symbols: Class A - LTCAX, Class C - LTCCX (Proposed), Class I - LTCIX (Proposed)

 1,000,000     Alameda County Certificates Participation, 6.25% due                                          A2/A $     1,101,910
               6/1/06, pre-refunded 6/1/99 @ 102
   615,000     Alameda-Contra Costa Transit District Refunding                                           Baa/BBB-         640,006
               Ceritificate of Participation Series 1989, 7.20% due 8/1/00
   255,000     Albany Public Facilities Financing Authority Lease                                         Baa1/NR         268,451
               Revenue, 6.60% due 9/1/00 (Library Community Center
               Project) (ETM)
   295,000     Alum Rock Union Elementary School District General                                         Aaa/AAA         369,499
               Obligation Refunding Bonds, 8.00% due 9/1/06 (Insured:
               FGIC)
   380,000     Alum Rock Union Elementary School District General                                         Aaa/AAA         484,504
               Obligation Refunding Bonds, 8.00% due 9/1/07 (Insured:
               FGIC)
 1,020,000     Antelope Valley Hospital Revenue, 5.25% due 1/1/06                                         Aaa/AAA       1,088,197
               (Insured: FSA)
 1,000,000     Berkeley Health Facility Revenue, 6.55% due 12/1/22,                                         A2/A+       1,123,830
               pre-refunded 12/1/02 @ 102 (Alta Bates Medical Center
               Project)
   380,000     Big Bear Regional Wastewater Agency Refunding Revenue                                      Aaa/AAA         395,724
               Bonds, 4.70% due 4/1/06  (Insured: AMBAC)
 3,000,000     California Cities Home Owner, Lease Purchase Program                                       Aaa/AAA       3,044,730
               Series A, 4.15% due 12/1/03 (Insured: MBIA)
   835,000     California Educational Facilities Authority Revenue, 5.60%                                  Aa2/AA         868,868
               due 10/1/00 (U.S.C. Project)
 1,805,000     California Educational Facilities Authority Revenue, 5.60%                                  Aa2/AA       1,931,783
               due 10/1/02 (U.S.C. Project)
   500,000     California Educational Facilities Authority Revenue Series                                   A1/NR         528,965
               1993, 5.15% due 9/1/03 (Santa Clara University Project)
   500,000     California Health Facilities Financing Authority Revenue,                                    NR/A-         526,180
               5.30% due 5/15/04 (Downey Community Hospital Project)
   250,000     California Health Facilities Financing Authority Revenue,                                    NR/NR         259,007
               7.00% due 6/1/08, pre-refunded 6/1/99 @ 102
 1,500,000     California Health Facilities Financing Authority Revenue,                                     A3/A       1,585,875
               Series B, 5.00% due 10/1/08
   500,000     California Health Facilities Financing Revenue, 5.75% due                                    NR/A-         520,490
               5/15/15 (Downey Community Hospital Project)
   505,000     California HFA, 5.25% due 8/1/00 (Marin General Hospital                                   Aaa/AAA         520,670
               Project; Insured: FSA)
 1,000,000     California HFA Secured Revenue Series 1991, 6.65% due                                    Baa2/BBB+       1,061,570
               9/1/01 (Good Samaritan Hospital Project)
    20,000     California HFA Single Family Mortgage Revene Series                                         Aa/AA-          20,016
               1982-A, 10.00% due 2/1/02
   500,000     California Housing Finance Agency Revenue, 5.40% due 8/1/00                                 Aa/AA-         510,605
   145,000     California Housing Finance Agency Revenue, 0% due 8/1/01                                    Aa/AA-         121,266
   670,000     California Housing Finance Authority Revenue Series                                         Aa/AA-         701,349
               1985-B, 9.875% due 2/1/17
   500,000     California Pollution Control Financing Authority Revenue,                                    A1/A+         519,995
               6.85% due 12/1/08(So. Cal Edison Co. Project)
     5,000     California Pollution Control Financing Authority Revenue,                                    A1/A+           5,015
               7.20% due 9/1/15(So. Cal Edison Co. Project)
 1,000,000     California State General Obligation, 6.50% due 10/1/99                                      Aa3/A+       1,026,500
   300,000     California State General Obligation, 6.75% due 5/1/02                                       Aa3/A+         328,950
   500,000     California State General Obligation, 9.50% due 5/1/03                                       Aa3/A+         612,790
 1,000,000     California State General Obligation, 9.50% due 2/1/10                                       Aa3/A+       1,446,150
     5,000     California State Public Works High Technology, 7.375% due                                   Aa3/A+           5,587
               4/1/06
   500,000     California State Public Works Lease Revenue, 8.35% due                                        A1/A         524,155
               12/1/99
   500,000     California State Public Works Lease Revenue, 5.50% due                                     Aaa/AAA         547,585
               9/1/06 (Insured: AMBAC)
   850,000     California State University Revenue, 6.40% due 11/1/02                                        A1/A         909,891
               crossover refunded 11/1/00 @102
   128,839     California State Veterans General Obligation Amortizing                                      NR/NR         137,446
               Coupon M-COATES, 7.30% due 10/1/01
 1,190,000     California Statewide Community Development Authority                                       Aaa/AAA       1,278,738
               Certificate of Participation, 5.25% due 4/1/08 (Insured:
               MBIA)
 1,000,000     California Statewide Community Development Authority                                         NR/A+       1,085,900
               Certificate of Participation, 5.90% due 4/1/09
 1,000,000     California Statewide Community Development Authority                                       Aaa/AAA       1,004,710
               Certificates of Participation, 2.90% due 1/1/00 (Motion
               Picture and Televison Fund Project; (Insured: AMBAC)
 1,000,000     California Statewide Community Development Authority                                       Aaa/AAA       1,005,920
               Certificates of Participation, 3.19% due 1/1/01 (Motion
               Picture and Televison Fund Project; Insured: AMBAC)
   515,000     California Statewide Community Development Authority                                         NR/A+         532,690
               Insured Health Facilities Revenue, Certificate of
               Participation Series 1992, 6.40% due 5/1/02 (Eskaton
               Properties Incorporated Phase II Project)
 1,000,000     California Statewide Community Development Authority                                         NR/A+       1,097,630
               Insured Health Facility Revenue Series 1996-A, 6.00% due
               9/1/04 (San Gabriel Medical Center Project;
 1,390,000     California Veteran Affairs Home Purchases Revenue Series                                    Aa2/A+       1,491,303
               A, 6.55% due 8/1/01 (ETM)
 1,000,000     Clovis Unified School District, 0% due 8/1/02                                               A1/AA-         873,200
   700,000     Coachella Valley Water District 71 Certificate of                                             A/NR         729,379
               Participation, 5.75% due 10/1/00 (Storm Water District
               Project)
   660,000     Cupertino Public Facilities Corp. Certificates of                                            A1/A+         681,061
               Participation Series 1992-B, 5.60% due 7/1/00
 1,000,000     Duarte California Certificates of Participation, 6.25% due                                 Baa1/NR       1,056,970
               4/1/23(Hope National Medical Center Project)
 2,025,000     Escondido Multi Family Housing Revenue Refunding Bond                                       NR/AAA       2,144,758
               Series 1997-A, 5.40% due 1/1/27put 7/1/07 (Terrace Gardens
               Project; Collateralized: FNMA)
   350,000     Foothill De Anza Community College District Certificates                                     NR/A-         385,623
               of Participation, 7.35% due 3/1/07
   600,000     Fresno Multi Family Housing Revenue Refunding, 5.10% due                                     NR/A-         602,976
               10/1/05 put 4/1/99 (Maple Leaf Project; Insured:
               Continental Insurance)
   995,000     Fresno Multi Family Housing Revenue Refunding, 4.875% due                                   NR/AAA       1,025,338
               1/1/28 put 1/1/08 (Jackson Park Place Project; Insured:
               FNMA)
   560,000     Fruitvale School District Certificate of Participation,                                     Baa/NR         570,590
               7.60% due 6/1/99
 1,840,000     Glendale Hospital Revenue Series 1994, 7.625% due                                            NR/A+       2,049,447
               1/1/05(Verdugo Hills Project; Guarantee: Industrial
               Indemnity)
 1,000,000     Hawaiian Gardens Redevelopment Agency Project Tax                                           NR/BBB         325,310
               Allocation, 0% due 12/1/16
   135,000     Hayward Unified School District Certificate of                                              Baa/NR         138,206
               Participation, 7.60% due 10/1/00
    60,000     Hermosa Beach Lynwood and Vernon Certificate of                                             NR/BBB          60,985
               Participation, 7.10% due 9/1/99
   605,000     Inglewood Certificates Participation, 6.70% due 8/1/00                                   Baa3/BBB-         634,899
   635,000     Inglewood Certificates Participation, 6.80% due 8/1/01                                   Baa3/BBB-         683,082
   690,000     Inglewood Certificates Participation, 6.90% due 8/1/02                                   Baa3/BBB-         753,508
 1,000,000     Irwindale Community Redevelopment Agency, 6.60% due                                        Baa3/NR       1,151,850
               8/1/18, pre-refunded 8/1/05
   340,000     Kern County Board Education Certificates Participation,                                    Aaa/AAA         368,812
               Refunding Series A, 5.50% due 5/1/06 (Insured: MBIA)
   260,000     Kern County Board Education Certificates Participation,                                    Aaa/AAA         283,410
               Refunding Series A, 5.50% due 5/1/07 (Insured: MBIA)
   165,000     Kern High School District, 7.00% due 8/1/10 (ETM)                                             A/NR         205,201
   680,000     Kern High School District Series B, 9.00% due 8/1/06 (ETM)                                 Aaa/AAA         901,578
   480,000     Lake Elsinore Public Financing Authority Tax Allocation                                    Aaa/AAA         503,261
               Revenue Series 1992-C, 6.15% due 2/1/01 (Insured: FGIC)
 3,000,000     Lancaster Redevelopment Agency Lease Revenue, 4.90% due                                     NR/BBB       3,049,920
               12/1/00 (Public Improvement Project; LOC: Sumitomo - Dai
               ichi Kangyo)
   500,000     Los Angeles Certificates of Participation, 6.90% due                                      Baa1/BBB         530,775
               3/1/01 , pre-refunded 3/1/00 @ 102
   250,000     Los Angeles Certificates of Participation, 0% due 9/1/03                                  Baa1/BBB         204,608
     5,000     Los Angeles Convention & Exhibition Center, 9.00% due                                      Aaa/AAA           6,537
               12/1/20, pre-refunded 12/1/05
   500,000     Los Angeles County Certificates of Participation, 0% due                                  Baa1/BBB         433,240
               10/1/01
   245,000     Los Angeles County Certificates of Participation, 0% due                                  Baa1/BBB         201,875
               10/1/02
   700,000     Los Angeles County Certificates of Participation, 0% due                                  Baa1/BBB         558,607
               4/1/03
   350,000     Los Angeles County Housing Authority Multi Family Housing                                    NR/A-         350,000
               Revenue, 7.625% due 12/1/29 put 12/1/99 (Monrovia Project
               A; Insured: Continental Casualty)
 1,000,000     Los Angeles Transit Finance Corporation Certificate of                                       A1/NR       1,013,700
               Participation Series 1992-B, 5.70% due 7/1/99
 1,500,000     Los Angeles Unified School District Certificate of                                            A2/A       1,616,595
               Participation, 6.30% due 6/1/02
   500,000     Los Angeles Water and Power, 9.00% due 9/1/04                                               Aa3/A+         614,380
   500,000     Los Angeles Waterwaste Systems Revenue, 8.80% due 6/1/00                                   Aaa/AAA         538,260
               (Insured: MBIA)
   375,000     Marysville Hospital Revenue, 6.00% due 1/1/04 (Freemont -                                  Aaa/AAA         414,458
               Rideout Health Group Project; Insured: AMBAC)
   430,000     Marysville Hospital Revenue, 5.00% due 1/1/09 (Freemont -                                  Aaa/AAA         452,824
               Rideout Health Group Project; Insured: AMBAC)
   485,000     Mayers California Memorial Hospital District Health                                          NR/A+         511,428
               Facilities Revenue Insured Series A, 5.375% due 6/1/09
   360,000     Midpeninsula Regional Open Space District Certificate of                                      NR/A         364,215
               Participation, 4.75% due 9/1/99
   460,000     Midpeninsula Regional Open Space District Certificate of                                      NR/A         470,502
               Participation, 4.80% due 9/1/00
   200,000     Midpeninsula Regional Open Space District Certificate of                                      NR/A         209,558
               Participation, 7.20% due 9/1/00 refunded 9/1/99
   780,000     Morgan Hill Unified School District Certificate of                                           A1/NR         781,716
               Parcipitation, 5.80% due 8/1/99
   835,000     Morgan Hill Unified School District Certificate of                                           A1/NR         855,625
               Participation Series 1993, 5.00% due 8/1/00
   660,000     Mountain View Shoreline Reg. Park Community Tax Allocation                                    A3/A         666,626
               Series 1993-A, 4.70% due 8/1/99
   810,000     National City Community Development Commission Tax                                         Aaa/AAA         823,082
               Allocation Series 1992-A, 5.70% due 8/1/99 (Downtown
               Redevelopment Project; Insured: AMBAC)
   500,000     National City Community Development Commission Tax                                         Aaa/AAA         520,640
               Allocation Series 1992-A, 5.90% due 8/1/00 (Downtown
               Redevelopment Project; Insured: AMBAC)
   330,000     New Haven USD Certificates of Participation, 7.30% due                                       NR/A-         337,610
               12/1/01
   355,000     New Haven USD Certificates of Participation, 7.30% due                                       NR/A-         363,186
               12/1/02
   380,000     New Haven USD Certificates of Participation, 7.40% due                                       NR/A-         388,793
               12/1/03
   410,000     New Haven USD Certificates of Participation, 7.40% due                                       NR/A-         419,488
               12/1/04
   360,000     Northern California Power Agency Public Power Revenue,                                     Baa3/A-         399,845
               5.65% due 7/1/07(Geothermal Project 3 A) (ETM)
   340,000     Northern California Power Agency Public Power Revenue,                                     Baa3/A-         370,120
               Unrefunded Balance Geothermal 3 A, 5.65% due 7/1/07
   100,000     Oakland Redevelopment Agency, 7.40% due 5/1/07 (Insured:                                   Aaa/AAA         102,344
               AMBAC)
   915,000     Orange County, Refunding Recovery A, 5.20% due 6/1/03 (ETM)                                Aaa/AAA         971,684
 1,085,000     Orange County, Unrefunded Bal Refunding Recovery A, 5.20%                                  Aaa/AAA       1,150,133
               due 6/1/03 (Insured: MBIA)
 2,000,000     Orange County Airport Revenue Bond, 5.50% due 7/1/02                                       Aaa/AAA       2,114,480
               (Insured: MBIA)
 1,000,000     Orange County Airport Revenue Bond, 6.00% due 7/1/07                                       Aaa/AAA       1,125,280
               (Insured: MBIA)
 1,550,000     Orange County Local Transportation Authority Sales Tax                                      Aa/AA+       1,668,668
               Rev, 5.70% due 2/15/03
 1,050,000     Orange County Local Transportation Authority Sales Tax                                      Aa/AA+       1,127,658
               Rev, 5.75% due 2/15/04
   510,000     Orange County Local Transportation Authority Sales Tax                                      Aa/AA+         571,572
                Rev, 6.00% due 2/15/06
 2,900,000     Orange County Local Transportation Authority Sales Tax                                     Aaa/AAA       2,903,190
               Revenue, 2.94% (inverse floater) due 2/15/99 (Insured:
               FGIC)
   900,000     Orange County Local Transportation Authority Sales Tax                                      Aa/AA+         938,439
               Revenue, 5.50% due 2/15/01
   995,000     Orange County Multi Family Housing Revenue, 5.60% due                                       NR/AAA       1,043,665
               10/1/27, mandatory put 10/1/05  (Villa Santiago Rehab
               Project; FNMA: Collateralized)
 2,000,000     Orange County Recovery Certificates of Participation                                       Aaa/AAA       2,123,240
               Series A, 5.50% due 7/1/02 (Insured: MBIA)
 1,100,000     Orange County Refunding Recovery, 5.10% due 6/1/02                                         Aaa/AAA       1,153,394
               (Insured : MBIA)
 2,000,000     Orange County Refunding Recovery, 6.50% due 6/1/04                                         Aaa/AAA       2,257,040
               (Insured: MBIA)
 2,000,000     Orange County Refunding Recovery, 6.50% due 6/1/05                                         Aaa/AAA       2,284,320
               (Insured: MBIA)
 1,680,000     Orange County Transportation Authority Certificate of                                        A1/NR       1,751,198
               Participation, 5.125% due 7/1/02
   410,000     Oroville Hospital Revenue, 4.50% due 12/1/03 (Insured:                                       NR/A+         422,751
               California Mortgage)
   500,000     Oroville Hospital Revenue, 5.50% due 12/1/07 (Insured:                                       NR/A+         544,950
               California Mortgage)
   655,000     Oxnard Harbor District Revenue Refunding, 6.60% due 8/1/00                                 Aaa/AAA         676,353
               (Insured: FSA)
 1,000,000     Palm Springs Housing Authority Revenue, Tahquitz Crt Apts                                   NR/AAA       1,027,610
               A, 4.90% due 9/1/23 put 9/1/03 (LOC: FHLB)
   500,000     Palomar Pomerado Health Systems Revenue, 0% due 11/1/03                                    Aaa/AAA         414,265
               (Insured: MBIA)
   510,000     Paramount Unified School District Certificates of                                          Aaa/AAA         490,921
               Participation, 0% due 9/1/14 (Insured: FSA)
   100,000     Perris School Dist. Certificates of Participation, 5.10%                                   Aaa/AAA         102,202
               due 3/1/00 (Insured: FSA)
 1,000,000     Piedmont Unified School District Series B, 0% due 8/1/13                                     Aa/NR         458,880
 1,000,000     Pleasanton Unified School District Series B, 0% due 8/1/16                                 Aaa/AAA         389,700
               (Insured: MBIA)
   580,000     Pomona Unified School District General Obligation, 5.35%                                   Aaa/AAA         623,767
               due 2/1/05 (Insured: MBIA)
   340,000     Pomona Unified School District General Obligation, 5.40%                                   Aaa/AAA         368,281
               due 8/1/05 (Insured: MBIA)
   945,000     Redwood City Multi Family Housing Revenue Series 1985-B,                                     NR/A+         953,656
               5.20% due 10/1/08 put 10/1/00 (Redwood Shores Apartments
               Projects; Insured: Continental Casualty)
   500,000     Richmond Joint Powers Financing Authority Revenue Series                                      NR/A         529,195
               A, 5.20% due 5/15/05
   295,000     Sacramento Financing Authority Series 1991, 6.30% due                                        A2/A+         319,901
               11/1/02
   900,000     Sacramento Multi Family Housing Revenue, 5.875% due 2/1/08                                  NR/AAA         900,936
               put 12/1/03 (Fairways 1 Apartments Project;
               Collateralized: FNMA)
 1,000,000     Sacramento Reg. Trans. Auth. Certificate of Participation,                                   A1/NR       1,004,960
               6.00% due 3/1/99
 1,000,000     Sacramento Reg. Trans. Auth. Certificate of Participation,                                   A1/NR       1,054,570
               6.25% due 3/1/01
 2,000,000     Salinas Redevelopment Agency Tax Allocation Series A, 0%                                   Aaa/AAA         522,980
               due 11/1/22 (Insured: FSA)
 1,305,000     San Diego County Certificates Participation, 5.25% due                                     Aaa/AAA       1,397,746
               8/15/06 (Insured: MBIA)
   975,000     San Diego County Multi Family Housing Revenue, 5.50% due                                    NR/AAA       1,013,854
               7/1/25 put 7/1/05 (Del Mar Turf Club Apts - A Project;
               Collateralized: FNMA)
 1,800,000     San Diego County Water Authority Certificate of                                            Aa3/AA-       1,933,992
               Participation, 6.125% due 5/1/03
   255,000     San Francisco City & County Redevelopment Lease Revenue,                                     A1/A-         241,462
               0% due 7/1/00
 3,500,000     San Francisco City & County Redevelopment Lease Revenue,                                     A1/A-       2,419,725
               0% due 7/1/07
   155,000     San Francisco City & County Refunding Series Sec. 8,                                       Aaa/AAA         155,327
               6.125% due 7/1/02 (Insured: MBIA/FHA)
 1,440,000     San Joaquin County Certificates of Participation, 5.60%                                      A3/A-       1,482,566
               due 9/1/00 (General Hospital Project)
   895,000     San Joaquin County Certificates of Participation, 5.90%                                      A3/A-         958,966
               due 9/1/03 (General Hospital Project)
   410,000     San Marcos Public Facilities Authority Capital Impr., 0%                                    Aaa/NR         395,630
               due 1/1/00 (ETM)
   410,000     Santa Ana Community Dev. Agency Series D, 6.50% due                                         NR/AAA         438,548
               12/15/14 , pre-refunded 12/15/00 @ 102
 1,595,000     Santa Ana Community Dev. Agency Tax Allocation Series B,                                    NR/AAA       1,713,110
               6.50% due 12/15/14 , pre-refunded 12/15/00 @ 102
 2,000,000     Santa Ana Multi Family Housing Revenue Bonds Series B,                                      NR/AAA       2,130,300
               5.65% due 11/1/21 put 11/1/06 (FNMA Collateralized)
   500,000     Santa Clara Certificates of Participation, 7.75% due                                       Aaa/AAA         559,730
               2/1/02 (Insured: MBIA)
    35,000     Santa Clara Electric Revenue Series B, 7.80% due 7/1/10                                       NR/A          35,364
   200,000     Santa Monica California Redevelopment Agency Tax,                                           Baa1/A         221,466
               Allocation, 6.50% due 7/1/03 ( Ocean Park Redevelopment
               Projects)
   315,000     Santa Monica Community College District Certificates of                                       NR/A         322,525
               Participation, 7.65% due 5/1/01 (Rancho Corrales Project)
 1,455,000     Sierra View Local Health Care Refunding, 5.00% due 7/1/07                                     NR/A       1,506,958
               (Insured: ACA)
   750,000     Snowline Joint Unified School District Certificates of                                      NR/BBB         844,328
               Participation, 7.25% due 4/1/18 , pre-refunded 4/01/02 @
               102
   810,000     Sonoma County Certificates of Participation Public Works                                     NR/A+         835,547
               Improvement Program, 5.40% due 8/1/00 (Integrated Waste
               Project)
   950,000     Sonoma County Certificates of Participation Public Works                                     NR/A+         978,842
               Improvement Program, 5.80% due 8/1/03 (Integrated Waste
               Project)
 1,435,000     South Orange County Public Finance Authority Special Tax                                   Aaa/AAA       1,675,219
               Revenue, 7.00% due 9/1/05 (Insured: MBIA)
   250,000     Southern California Public Power Authority Rev., 6.75% due                                     A/A         265,988
               7/1/01 (Power Project)
 1,000,000     Stanton Multi Family Housing Revenue Bond Series 1997,                                      NR/AAA       1,067,790
               5.625% due 8/1/29, put 8/1/09 (Continental Gardens
               Project; Collateralized: FNMA)
   340,000     Suisun City Redevelopment Agency 1990 Tax Allocation,                                       NR/AAA         363,361
               7.20% due 10/1/01, pre-refunded 4/1/00
   500,000     Sulphur Springs Union School District General Obligation,                                     NR/A         522,710
               5.70% due 3/1/01
   450,000     Sunline Transit Agency Certificate of Participation                                           A/NR         473,495
               Californa Transit Finance Corporation Series A, 5.50% due
               7/1/02
   900,000     Sweetwater Union High School District COP, 6.40% due                                     Baa1/BBB+         928,683
               11/1/01
   200,000     Temecula Community Services District Certificates of                                          NR/A         204,428
               Participation Series 1992, 6.00% due 10/1/99 (Community
               Recreation Center Project)
   210,000     Temecula Community Services District Certificates of                                          NR/A         219,078
               Participation Series 1992, 6.00% due 10/1/00 (Community
               Recreation Center Project)
   255,000     Torrence USD Certificates of Participation, 6.10% due                                      Baa1/NR         258,861
               10/1/00
 1,000,000     Tracy Certificates of Participation, 7.00% due 10/1/27,                                      NR/NR       1,107,160
               pre-refunded 10/1/01
   290,000     Trinity County PUD Certificates of Participation, 5.50%                                    NR/BBB-         291,578
               due 4/1/99
 1,600,000     University of California Regents Certificates of                                           Aaa/AAA       1,689,072
               Participation Series 1996, 5.45% due 6/1/03 (Various
               Capital Projects; Insured: MBIA)
   500,000     University of California Research Facilities Revenue,                                      Aaa/AAA         541,655
               8.00% due 11/1/00 (Insured: MBIA)
   870,000     University of California Research Facilities Revenue,                                        NR/A+         912,143
               5.25% due 9/1/02
   510,000     University of California Revenue Series A, 11.00% due                                        NR/A+         536,438
               9/1/99
   500,000     Upland California Certificates Participation Water, 5.75%                                     NR/A         548,285
               due 1/1/07
   800,000     Walnut Valley Unified School District, 9.00% due 8/1/06                                    Aaa/AAA       1,060,680
               (ETM)
 1,000,000     Walnut Valley Unified School District, 8.75% due 8/1/10                                    Aaa/AAA       1,399,120
               (ETM)
   245,000     Walnut Valley Unified School District Series A, 6.70% due                                  Aaa/AAA         283,007
               8/1/05 (Insured: MBIA)
   250,000     Walnut Valley Unified School District Series A, 6.80% due                                  Aaa/AAA         295,692
               2/1/07 (Insured: MBIA)
   250,000     Walnut Valley Unified School District Series A, 6.90% due                                  Aaa/AAA         301,240
               2/1/08 (Insured: MBIA)
   100,000     Walnut Valley Unified School District Series A, 7.00% due                                  Aaa/AAA         121,970
               8/1/08 (Insured: MBIA)
   495,000     Yorba Linda Public Financing Authority Certificates of                                        A/NR         520,755
               Participation, 7.00% due 11/1/00 (Recycling Equipment
               Project)
   650,000     Yuba City Unified School District Certificates of                                          Baa1/NR         704,321
               Participation, 6.70% due 2/1/13, pre-refunded 2/1/01 @ 102

                 TOTAL INVESTMENTS (Cost $128,934,352)                                                              $ 134,803,005

See notes to unaudited financial statements.